LEASES - Lease cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LEASES
Operating lease cost	¥ 4,602	$ 630	¥ 5,428
Cost of other leases with terms less than one year	85	12	80
Total	¥ 4,687	$ 642	¥ 5,508